INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Nov. 30, 2021
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

12.  INTANGIBLE ASSETS AND GOODWILL

Accounting Policies

Initial Recognition – Intangible Assets

Upon initial recognition, the Company measures intangible assets at cost unless they are acquired through a business combination, in which case they are measured at fair value. For internally generated intangible assets, research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset.

The Company begins recognizing amortization of intangible assets with finite useful lives when the asset is ready for its intended use. Subsequently, the asset is carried at cost less accumulated amortization and accumulated impairment losses. The estimated useful lives, residual values, and amortization methods are reviewed at each period end, and any changes in estimates are accounted for prospectively.

The Company does not amortize intangible assets with indefinite lives.

12.  INTANGIBLE ASSETS AND GOODWILL - continued

Initial Recognition – Goodwill

The Company initially recognizes goodwill when it arises from business combinations. The Company measures goodwill as the difference between the purchase consideration for the acquisition and the fair value of the separately identifiable assets acquired and liabilities assumed as part of the acquisition. If the fair value of the purchase consideration transferred is lower than the sum of the separately identifiable assets acquired and liabilities assumed, the Company immediately recognizes the difference as a gain in the statement of comprehensive loss. The Company allocates Goodwill to a cash-generating unit (“CGU”) that is expected to benefit from the synergies of the business combination from which the goodwill arose.

Intangible assets and Goodwill Impairment

An intangible asset or goodwill is impaired if the recoverable amount of the asset is less than its carrying amount. The recoverable amount of an intangible asset or the cash-generating unit ("CGU") to which the goodwill has been allocated, is the higher of its fair value less costs to sell and value in use. The Company tests intangible assets with finite useful lives for impairment whenever an event or change in circumstances indicates that the assets’ carrying amount may not be recoverable. For indefinite life intangible assets and goodwill, the Company conducts impairment tests on every annual reporting period end, or more frequently if any event or change in circumstances indicate that the assets’ carrying amount may not be recoverable. If an asset is considered impaired, the Company immediately recognizes the impairment loss in the consolidated statement of comprehensive loss. Subsequently, if estimates used to determine an asset or a CGUs recoverable amount have improved since impairment was recognized, the impairment related to the asset or CGUs, other than goodwill, may be reversed.

Accounting Estimates and Judgements

The Company uses estimates in determining the useful life and residual values of its definite life intangible assets. The definite life intangible assets that are not under development and are ready for use, are amortized on a straight-line basis, based on the estimated useful lives as described in the table below:

SoRSE manufacturing and sales license	5 years straight-line
Health Canada licenses	8 - 50 years straight-line
Customer relationships	2 years straight-line
Brand	10 years straight-line
Software	3 years straight-line

For goodwill, assets with indefinite useful lives, or assets not yet available for use, the impairment analysis includes key assumptions, underlying cash flows, and future economic benefit including recoverable amounts. The analysis also includes significant judgement around assumptions associated with the development of the size of new domestic and international markets for the Company’s products, market share acquisition, costs to operate in new jurisdictions and regulations which continue to be defined. For assets being amortized, this assessment included a consideration of external and internal indicators that the asset may be impaired. The Company uses judgment in determining the allocation of goodwill to a CGU for the purpose of impairment testing.

The Company uses estimates in determining the recoverable amount of its CGUs. The determination of the recoverable amount for impairment testing requires the use of significant estimates, such as future cash flows, discount rates, terminal value, and growth rates. Future cash flows are based on the Company’s estimates and expected future operating results of the CGU after considering economic conditions impacting the CGU.

12. INTANGIBLE ASSETS AND GOODWILL – continued

Explanatory information

	SoRSE
	Manufacturing	Health	Customer
	and Sales License	Canada Licenses	Relationships	Brand	Software	Goodwill	Total
	$	$	$	$	$	$	$
Cost
Balance, November 30, 2019	14,266	2,980	430	130	9	4,123	21,938
Additions	24,183	—	—	—	35	—	24,218
Balance, November 30, 2020	38,449	2,980	430	130	44	4,123	46,156
Additions	—	—	—	—	191	—	191
Additions from LYF acquisition (Note 19)	—	9,320	40	3,622	—	6,613	19,595
Additions from GR acquisition (Note 19)	—	—	2,050	30,253	841	27,099	60,243
Additions from CS acquisition (Note 19)	—	793	5	19,919	—	14,599	35,316
Foreign exchange adjustments	—	—	77	1,134	33	788	2,032
Balance, November 30, 2021	38,449	13,093	2,602	55,058	1,109	53,222	163,533
Accumulated amortization
Balance, November 30, 2019	2,854	—	18	—	—	—	2,872
Amortization	7,118	—	215	—	9	—	7,342
Balance, November 30, 2020	9,972	—	233	—	9	—	10,214
Amortization	7,119	141	203	715	16	—	8,194
Balance, November 30, 2021	17,091	141	436	715	25	—	18,408
Carrying value
November 30, 2020	28,477	2,980	197	130	35	4,123	35,942
November 30, 2021	21,358	12,952	2,166	54,343	1,084	53,222	145,125

Goodwill and intangible assets recognized through business combinations

Intangible assets

The Company acquired certain brands and trademarks as part of the acquisitions completed during the year ended November 30, 2021, as discussed in further detail in Note 19 – Business Acquisitions. For the year ended November 30, 2021, the Company has recorded amortization expense of $277 (November 30, 2020 - $nil).

Licenses

During the year ended November 30, 2021 the Company acquired intangible assets related to Health Canada licenses in the amount of $10,113, as discussed in further detail in Note 19 – Business Acquisitions. The useful life of all of these Licenses are between 20 and 50 years. For the year ended November 30, 2021 the Company has recorded amortization expense of $141 (November 30, 2020 – $nil) for the finite life Health Canada Licences.

Goodwill

The Company has recorded goodwill arising from its acquisitions, as discussed in Note 19 – Business Acquisitions. The Company has allocated the goodwill to two of its CGUs, Canada and US Operations. The CGUs are tested for impairment annually or if there are any events or change in circumstances that might indicate that the assets’ carrying amount is not recoverable.

12. INTANGIBLE ASSETS AND GOODWILL – continued

SoRSE Technology Corporation (formerly Tarukino Holdings Inc.)

On December 12, 2019, the Company entered into a five-year amended and restated manufacturing and sales license agreement with SoRSE Technology Corporation (formerly Tarukino Holdings Inc.) (“SoRSE”). Under the amended agreement, SoRSE granted the Company the exclusive rights related to the proprietary emulsion technology and SoRSE branded products for the European, Australian, and Mexican markets in addition to the exclusive Canadian rights under the original agreement. In exchange for these additional rights, the Company paid $7,887 and issued 1,730,432 common shares valued at $5,070. The amended and restated agreement also contains a decreasing royalty on revenue related to the associated products and technologies with annual minimums of US$2,000, specifically related to the new markets, over the term of the agreement. The Company recorded a contractual obligation (Note 14) for the present value of the minimum royalty payments and included this in the value of the agreement.